Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	N-CSR
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	Destiny Tech100 Inc.
Entity Central Index Key	0001843974